Tax - Summary of Tax on Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [line items]
Total current tax	$ 159	$ 95	$ 207
Origination and reversal of temporary differences	11	39	(8)
Changes in tax rates and tax laws	2	1	(56)
Adjustments to estimated recoverable deferred tax assets	(2)	(2)	(9)
Adjustments in respect of prior periods	(14)	(1)	(16)
Total deferred tax	(3)	37	(89)
Total income tax charge for the year	156	132	118
Profit before exceptional items	176	159	203
Tax on exceptional items (note [6])	(20)	(27)	(85)
Exceptional items [member]
Income tax [line items]
Total income tax charge for the year	(20)	(27)	(85)
Tax on exceptional items (note [6])	(20)	(22)	2
Exceptional tax (note [6])		(5)	(87)
United Kingdom [member]
Income tax [line items]
Current period	5	10	10
Adjustments in respect of prior periods	13	4	(2)
Total current tax	18	14	8
Foreign tax [member]
Income tax [line items]
Current period	154	95	210
Benefit of tax reliefs on which no deferred tax previously recognised	(2)	(1)	(13)
Adjustments in respect of prior periods	(11)	(13)	2
Total current tax	$ 141	$ 81	$ 199